Financial Assets and Liabilities - Summary of Movements of Consolidated Mark-to-Market Losses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in fair value of credit derivative [abstract]
Net mark-to-market gains (losses) at beginning of the period	₱ 318	₱ (937)
Gains on derivative financial instruments	157	1,870	₱ (505)
Settlements, accretion and others	45	(934)
Net fair value gains on cash flow hedges charged to other comprehensive income	223	319	267
Net mark-to-market gains at end of the period	₱ 743	₱ 318	₱ (937)